FEDERATED WORLD INVESTMENT SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                January 30, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED WORLD INVESTMENT SERIES, INC. (the "Fund")
            Federated Asia Pacific Growth Fund
            Federated Emerging Markets Fund
            Federated European Growth Fund
            Federated Global Equity Fund
            Federated Global Financial Services Fund
            Federated International Growth Fund
            Federated International High Income Fund
            Federated International Small Company Fund
            Federated World Utility Fund
           1933 Act File No. 33-52149
           1940 Act File No. 811-7141

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2001, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 23 on January 29,2002.

     If you have any questions regarding this certification, please contact me at (412) 288-1412.

                                                Very truly yours,



                                                /s/ G. Andrew Bonnewell
                                                G. Andrew Bonnewell
                                                Assistant Secretary